Income tax (Movement of the Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax
Beginning balance	¥ 6,314	¥ 6,325
Addition	10,233
Reversals		(11)
Ending balance	¥ 16,547	¥ 6,314